Summary of Significant Accounting Policies: Subsequent Events, Policy (Policies)	Dec. 31, 2020
Policies
Subsequent Events, Policy	Subsequent Events: The Company evaluated subsequent events, which are events or transactions that occurred after December 31, 2020 through the issuance of the accompanying financial statements.